Supplemental pension plans (Details 5) - BRL (R$)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Sensitivity analysis of the benefit plan obligations
Discount rate	[1]	8.5% - 10% p.a.	11.1% p.a.
Sensitivity analysis: Increase of 1 b.p.
Sensitivity analysis of the benefit plan obligations
Discount rate		9.5% - 11.0% p.a.
Effect on actuarial liabilities		reduction
Effect on the present value of the obligations		R$ (256,532)
Sensitivity analysis: Decrease of 1 b.p.
Sensitivity analysis of the benefit plan obligations
Discount rate		9.5% - 11.0% p.a.
Effect on actuarial liabilities		increase
Effect on the present value of the obligations		R$ 303,154

[1]	In 2017, considering an inflation rate of 4.3% p.a. and a real discount rate of 4.0% - 5.5% p.a. (2016 - 4.8% and 6.0% p.a., respectively).